Schedule of Investments
March 31, 2021
(Unaudited)
Invesco Select Risk: High Growth Investor Fund
Schedule of Investments in Affiliated Issuers–99.86%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Alternative Funds–7.54%
Invesco Fundamental Alternatives Fund, Class R6	2.38%	$21,834,962	$—	$—	$134,783	$—	$—	792,845	$21,969,745
Invesco Global Infrastructure Fund, Class R6	0.99%	8,782,910	35,768	—	334,368	—	35,767	797,999	9,153,046
Invesco Global Real Estate Income Fund, Class R6	1.75%	15,380,602	80,970	—	633,127	—	80,970	1,816,557	16,094,699
Invesco Macro Allocation Strategy Fund, Class R6(b)	2.42%	22,256,704	—	—	48,916	—	—	2,445,792	22,305,620
Invesco Master Event-Linked Bond Fund, Class R6	—	5,904,235	151,617	(5,221,401)	(42,234)	(792,217)	147,015	—	—
Total Alternative Funds		74,159,413	268,355	(5,221,401)	1,108,960	(792,217)	263,752		69,523,110
Domestic Equity Funds–52.31%
Invesco Discovery Mid Cap Growth Fund, Class R6	8.65%	81,843,124	—	(3,235,296)	857,147	317,979	—	2,207,608	79,782,954
Invesco Main Street Small Cap Fund, Class R6	10.29%	90,532,074	—	(8,311,017)	9,822,252	2,772,764	—	4,434,802	94,816,073
Invesco Russell 1000 Dynamic Multifactor ETF	8.71%	74,583,341	—	(2,407,949)	7,286,774	838,501	56,443	1,820,464	80,300,667
Invesco S&P 500® Low Volatility ETF	6.63%	57,445,636	3,798,806	(2,264,783)	2,054,066	104,022	—	1,051,380	61,137,747
Invesco S&P 500® Pure Growth ETF	7.86%	71,910,948	—	—	591,423	—	—	441,361	72,502,371
Invesco S&P SmallCap Low Volatility ETF	10.17%	89,689,478	—	(7,042,164)	9,708,398	1,443,081	—	2,043,992	93,798,793
Total Domestic Equity Funds		466,004,601	3,798,806	(23,261,209)	30,320,060	5,476,347	56,443		482,338,605
Fixed Income Funds–4.18%
Invesco Core Plus Bond Fund, Class R6	4.18%	34,915,561	4,584,033	—	(994,235)	—	191,177	3,462,712	38,505,359
Foreign Equity Funds–35.10%
Invesco Emerging Markets All Cap Fund, Class R6	2.45%	22,586,038	—	(67,806)	88,354	3,478	—	526,673	22,610,064
Invesco Developing Markets Fund, Class R6	2.89%	25,536,696	941,074	—	186,921	—	—	494,615	26,664,691
Invesco Global Fund, Class R6	11.94%	109,949,148	—	(1,340,614)	1,392,362	38,586	—	935,233	110,039,482
Invesco International Select Equity Fund, Class R6(b)	3.90%	35,378,992	—	—	591,166	—	—	2,273,714	35,970,158
Invesco International Small-Mid Company Fund, Class R6	3.91%	37,153,996	—	—	(1,129,342)	—	—	672,227	36,024,654
Invesco RAFI™ Strategic Developed ex-US ETF	4.05%	35,592,803	—	(1,256,599)	2,770,014	258,106	213,388	1,264,427	37,364,324
Invesco S&P Emerging Markets Low Volatility ETF	2.56%	22,312,856	—	—	1,270,162	—	161,101	1,000,128	23,583,018
Invesco S&P International Developed Low Volatility ETF	3.40%	29,619,863	1,837,145	(530,504)	427,019	13,653	—	1,031,815	31,367,176
Total Foreign Equity Funds		318,130,392	2,778,219	(3,195,523)	5,596,656	313,823	374,489		323,623,567
Money Market Funds–0.73%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.24%	2,052,347	7,166,263	(7,018,969)	—	—	94	2,199,641	2,199,641
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)	0.22%	1,945,044	5,118,759	(5,013,549)	96	98	111	2,049,628	2,050,448
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	0.27%	2,345,539	8,190,015	(8,021,679)	—	—	36	2,513,876	2,513,875
Total Money Market Funds		6,342,930	20,475,037	(20,054,197)	96	98	241		6,763,964
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $699,275,519)	99.86%	$899,552,897	$31,904,450	$(51,732,330)	$36,031,537	$4,998,051	$886,102		$920,754,605
OTHER ASSETS LESS LIABILITIES	0.14%								1,296,604
NET ASSETS	100.00%								$922,051,209
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.

See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	27	June-2021	$5,355,990	$46,520	$46,520
MSCI Emerging Market Index	6	June-2021	396,750	(4,129)	(4,129)
Nikkei 225 Index	1	June-2021	263,536	2,886	2,886
S&P/TSX 60 Index	1	June-2021	176,828	(332)	(332)
SPI 200 Index	1	June-2021	128,478	416	416
Stoxx Europe 600 Index	28	June-2021	698,249	9,082	9,082
Total Futures Contracts				$54,443	$54,443

(a)	Futures contracts collateralized by $565,779 cash held with Bank of America Merrill Lynch, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$913,990,641	$—	$—	$913,990,641
Money Market Funds	6,763,964	—	—	6,763,964
Total Investments in Securities	920,754,605	—	—	920,754,605
Other Investments - Assets*
Futures Contracts	58,904	—	—	58,904
Other Investments - Liabilities*
Futures Contracts	(4,461)	—	—	(4,461)
Total Other Investments	54,443	—	—	54,443
Total Investments	$920,809,048	$—	$—	$920,809,048

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Select Risk: High Growth Investor Fund